SUBSEQUENT EVENTS (Narrative) (Details)				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 13, 2025 USD ($) shares	Jan. 17, 2025 USD ($) $ / shares shares	Jan. 15, 2025 USD ($) shares	Jul. 31, 2025 USD ($)	Jul. 29, 2025 ₪ / shares $ / shares shares	Jan. 30, 2025 USD ($) $ / shares shares	Nov. 22, 2024 $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2025 ₪ / shares shares	Jul. 14, 2025 shares	Jan. 29, 2025 shares	Aug. 06, 2024 shares	May 30, 2023 $ / shares shares
Subsequent Event [Line Items]
Reverse Stock Split Conversion Ratio							1-for-9
Outstanding warrants																	62
Warrants price per share | $ / shares																		$ 3,343.8
Number of ordinary shares issued in warrants exercised			246,914
Proceeds from exercise of warrants | $		$ 864,000						$ 0	$ 0	$ 864,000	$ 0
Warrants issued (in Shares)			246,914															161
Issuance of preferred shares, net of issuance cost | $			$ 5,000,000										$ 412,000
Payments of stock issuance costs | $												$ 52,000	$ 3,000
Exercise price of pre funded warrants | $ / shares										$ 0.0015
Underwriters Promissory Note [Member] | EarlyBird Capital, Inc. [Member]
Subsequent Event [Line Items]
Issuance of preferred shares, net of issuance cost | $												$ 1,250,000
Reverse Share Split [Member]
Subsequent Event [Line Items]
Reverse Stock Split Conversion Ratio										remaining above $1.00 for at least 10 consecutive trading days)
Security bid price per share | $ / shares					$ 1
Number of publicly held shares					500,000
Inducement Offer Letter Agreement [Member] | Underwriters Promissory Note [Member] | EarlyBird Capital, Inc. [Member]
Subsequent Event [Line Items]
Amount of outstanding debt | $	$ 880,000
Cash payment made for partial debt settlement | $	400,000
Legal expenses paid to EarlyBird as part of the agreement | $	$ 15,000
Value of shares issued based on net proceeds from sale	18,519
Debt covenant description	On March 13, 2025, the Company entered into a letter agreement (the “Note Conversion Inducement Agreement”) with EarlyBird pursuant to which the Company and EarlyBird agreed to the partial conversion and retirement of all remaining amounts due under the Underwriters Promissory Note. Under the agreement, EarlyBird agreed that the $880 principal and interest amount then outstanding under the note as of the date of the Note Conversion Inducement Agreement (the “Outstanding Amount”) would be retired in consideration of: (i) a cash payment by the Company in an amount of $400 (plus $15 for EarlyBird’s legal expenses) (the “Cash Amount”), (ii) conversion of a certain amount of the principal and interest due under the Underwriters Promissory Note via the issuance by the Company to EarlyBird of 18,519 ordinary shares (the “EBC Shares”), which conversion amount will be equal to the net proceeds received by EarlyBird from the sale of the EBC Shares (the “Conversion Amount”), and (iii) the payment in cash by the Company to EarlyBird of any remaining amount due under the Underwriters Promissory Note after deducting the Cash Amount and the Conversion Amount from the Outstanding Amount (the “Remaining Amount”).
Minimum [Member]
Subsequent Event [Line Items]
Reverse Stock Split Conversion Price | $ / shares							$ 0.0001
Maximum [Member]
Subsequent Event [Line Items]
Reverse Stock Split Conversion Price | $ / shares							$ 0.0009
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse Stock Split Conversion Ratio					1-for-15
Subsequent Event [Member] | 2024 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of issuance of ordinary shares authorized															84,791
Number of issuacne of ordinary shares reserved															86,568
Subsequent Event [Member] | July 2025 Inducement Offer [Member]
Subsequent Event [Line Items]
Outstanding warrants														152,106
Number of ordinary shares issued in warrants exercised														152,106
Reduced cash exercise price of warrants | ₪ / shares														₪ 11.57
Proceeds from exercise of warrants | $				$ 1,800,000
Placement agent fees and other offering expenses | $				$ 300
Subsequent Event [Member] | July 2025 Inducement Offer [Member] | Offering [Member]
Subsequent Event [Line Items]
Number of warrants issued														22,468
Warrant exercise term				five-year
Warrants price per share | ₪ / shares														₪ 20.25
Subsequent Event [Member] | July 2025 Inducement Offer [Member] | Prior warrant inducement transaction [Member]
Subsequent Event [Line Items]
Number of warrants issued														129,638
Warrant exercise term				24-month
Warrants price per share | ₪ / shares														₪ 22.5
Subsequent Event [Member] | July 2025 Inducement Offer [Member] | New ordinary warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued														304,212
Warrants price per share | ₪ / shares														₪ 11.32
Subsequent Event [Member] | July 2025 Inducement Offer [Member] | Placement agent warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued														10,647
Warrants price per share | ₪ / shares														₪ 14.46
Placement agent cash fee in percentage				8.00%
Placement agent fees and other offering expenses percentage				7.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Reverse Stock Split Conversion Price | ₪ / shares					$ 0.0009
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse Stock Split Conversion Price | ₪ / shares					$ 0.0135
Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of ordinary shares issued in warrants exercised		103,847	143,067
Share issued		143,067
Number of securities that can be called by pre funded warrants		103,847
Shares issued, price per share | $ / shares		$ 20.25
Issuance of preferred shares, net of issuance cost | $		$ 5,000,000
Payments of stock issuance costs | $		745,000
Estimated payments for stock issuance costs | $		$ 740,000
Exercise price of pre funded warrants | $ / shares		$ 0.0015
Number of securities called by pre funded warrants		103,847								103,847
Warrants exercisable for ordinary shares [Member]
Subsequent Event [Line Items]
Warrants price per share | $ / shares		$ 20.25
Warrants issued (in Shares)		103,847	143,067
Warrants and rights outstanding, term		5 years
Warrants exercisable for ordinary shares [Member] | Inducement Offer Letter Agreement [Member]
Subsequent Event [Line Items]
Warrants price per share | $ / shares						$ 22.5
Number of ordinary shares issued in warrants exercised						148,102
Warrants issued (in Shares)																148,102
Shares issued, price per share | $ / shares						$ 20.25
Number of securities that can be called by new ordinary warrants						148,102
Additional exercise price per new ordinary warrants | $ / shares						$ 1.88
Number of securities that can be called by placement agent warrants						10,368
Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Pre funded warrants issued		103,847
Pre funded warrant and ordinary warrant price per share | $ / shares		$ 20.25
Number of pre funded warrants exercised		103,847								103,847
Placement agent warrants [Member]
Subsequent Event [Line Items]
Warrants price per share | $ / shares						$ 22.5
Proceeds from exercise of warrants | $						$ 3,276,000
Net of placement agent fees and other offering expenses | $						463,000
Placement agent fees and other offering expenses | $						$ 462,000
Placement agent cash fee in percentage						8.00%
Shares issued, price per share | $ / shares						$ 20.25
Warrants and rights outstanding, term						24 months
Number of securities called by placement agent warrants		17,284
Exercise price of placement agent warrants | $ / shares		$ 25.31				$ 27.66
Placement agent warrants, term		5 years
Additional exercise price per new ordinary warrants | $ / shares						$ 1.88
Placement agent warrants issued as percentage of ordinary shares						7.00%
Investor Warrants [Member]
Subsequent Event [Line Items]
Number Of Investor Warrants Exercised		42,683								42,683
Number of securities called by investor warrants		42,683								42,683